Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2014
Major Customers
Operating leases

At December 31, 2014, future minimum lease payments required under the operating leases are approximately as follows:

2015	$185,000
2016	294,000
2017	254,000
2018	266,000
2019	278,000
Thereafter	240,000
Total	$1,517,000